Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 2,128,000
Ending Balance	2,199,000	£ 2,128,000
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7,915,000	7,441,000
Additions	289,000	474,000
Ending Balance	8,204,000	7,915,000
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(5,787,000)	(5,076,000)
Charge for the year	185,000	208,000
Impairment	33,000	503,000
Ending Balance	(6,005,000)	(5,787,000)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,127,000
Impairment	33,000	500,000
Ending Balance	2,199,000	2,127,000
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7,764,000	7,290,000
Additions	289,000	474,000
Ending Balance	8,053,000	7,764,000
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(5,637,000)	(4,926,000)
Charge for the year	184,000	208,000
Impairment	33,000	503,000
Ending Balance	(5,854,000)	(5,637,000)
Computer software [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,000
Ending Balance		1,000
Computer software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	151,000	151,000
Ending Balance	151,000	151,000
Computer software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(150,000)	(150,000)
Charge for the year	1,000
Ending Balance	£ (151,000)	£ (150,000)